Short-Term Investments	12 Months Ended
Jun. 30, 2021
Disclosure Text Block Supplement [Abstract]
SHORT-TERM INVESTMENTS
7.	SHORT-TERM INVESTMENTS

As of June 30, 2021 and 2020, the balance of short-term investments was comprised of investments of various financial products from Chinese banks and financial institutions, with variable return rate and with maturities between three months and one year. The Company classified these financial assets as held-to-maturity financial assets and recorded the assets at amortized cost, which approximates fair value. As of June 30, 2021 and 2020, the Company did not provide OTTI on short-term investments.